INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING - 0.9%
1,132	First Citizens BancShares, Inc., Class A	$ 2,245,786
9,420	Western Alliance Bancorp	843,561
		3,089,347
	BIOTECH & PHARMA - 0.5%
18,820	Incyte Corporation(a)	1,592,360
11,013	Sarepta Therapeutics, Inc.(a)	200,437
		1,792,797
	CHEMICALS - 0.3%
10,540	Albemarle Corporation	895,057

	COMMERCIAL SUPPORT SERVICES - 4.5%
37,377	Cintas Corporation	7,850,291
29,245	Republic Services, Inc.	6,842,453
		14,692,744
	CONSTRUCTION MATERIALS - 0.4%
3,831	Carlisle Companies, Inc.	1,478,345

	DATA CENTER REIT - 1.6%
32,347	Digital Realty Trust, Inc.	5,422,651

	DIVERSIFIED INDUSTRIALS - 0.7%
12,476	Dover Corporation	2,231,457

	ELECTRIC UTILITIES - 3.0%
59,660	CenterPoint Energy, Inc.	2,249,779
27,964	CMS Energy Corporation	2,001,383
39,445	Entergy Corporation	3,474,710
20,855	Evergy, Inc.	1,486,127
18,527	OGE Energy Corporation	827,416
		10,039,415
	ELECTRICAL EQUIPMENT - 4.5%
12,907	A O Smith Corporation	920,140
106,068	Amphenol Corporation, Class A	11,546,562
2,692	Badger Meter, Inc.	492,421

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 4.5% (Continued)
21,302	Trimble, Inc.(a)	$ 1,721,628
		14,680,751
	ENGINEERING & CONSTRUCTION - 0.7%
3,756	EMCOR Group, Inc.	2,328,720

	FOOD - 0.5%
46,645	Conagra Brands, Inc.	892,319
13,896	Lamb Weston Holdings, Inc.	799,437
		1,691,756
	GAS & WATER UTILITIES - 0.7%
14,578	Atmos Energy Corporation	2,421,843

	HEALTH CARE FACILITIES & SERVICES - 1.2%
16,222	IQVIA Holdings, Inc.(a)	3,095,320
4,923	Molina Healthcare, Inc.(a)	890,226
		3,985,546
	HEALTH CARE REIT - 4.0%
42,076	Ventas, Inc.	2,864,534
59,824	Welltower, Inc.	10,067,183
		12,931,717
	HOME CONSTRUCTION - 0.2%
8,824	Taylor Morrison Home Corporation(a)	594,473

	HOTEL REIT - 0.3%
65,313	Host Hotels & Resorts, Inc.	1,124,037

	INDUSTRIAL REIT - 3.1%
90,012	Prologis, Inc.	10,241,564

	INDUSTRIAL SUPPORT SERVICES - 2.0%
5,504	United Rentals, Inc.	5,263,695
3,686	Watsco, Inc.	1,483,173
		6,746,868

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
3,299	Evercore, Inc., Class A	$ 1,060,793
149,956	Interactive Brokers Group, Inc., Class A	9,333,262
		10,394,055
	INSURANCE - 4.6%
18,783	Loews Corporation	1,818,194
54,238	Progressive Corporation (The)	13,400,040
		15,218,234
	MACHINERY - 8.1%
40,647	Caterpillar, Inc.	17,032,719
5,344	Nordson Corporation	1,202,881
11,267	Parker-Hannifin Corporation	8,555,596
		26,791,196
	MEDICAL EQUIPMENT & DEVICES - 4.5%
7,374	IDEXX Laboratories, Inc.(a)	4,771,642
1,953	Mettler-Toledo International, Inc.(a)	2,540,931
13,300	ResMed, Inc.	3,650,983
9,173	STERIS PLC	2,247,935
6,861	West Pharmaceutical Services, Inc.	1,694,324
		14,905,815
	METALS & MINING - 4.1%
128,442	Freeport-McMoRan, Inc.	5,702,825
103,427	Newmont Corporation	7,694,968
		13,397,793
	MULTI ASSET CLASS REIT - 0.4%
20,534	WP Carey, Inc.	1,377,831

	OFFICE REIT - 0.4%
16,071	Alexandria Real Estate Equities, Inc.	1,324,893

	OIL & GAS PRODUCERS - 4.6%
64,722	Devon Energy Corporation	2,336,464
29,721	Diamondback Energy, Inc.	4,421,296
194,288	Kinder Morgan, Inc.	5,241,891

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 4.6% (Continued)
19,808	Targa Resources Corporation	$ 3,322,990
		15,322,641
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
133,962	Schlumberger N.V.	4,935,160

	RENEWABLE ENERGY - 0.8%
14,018	Enphase Energy, Inc.(a)	528,479
10,561	First Solar, Inc.(a)	2,061,401
		2,589,880
	RESIDENTIAL REIT - 2.4%
17,807	Equity LifeStyle Properties, Inc.	1,073,584
36,243	Equity Residential	2,396,387
57,971	Invitation Homes, Inc.	1,813,913
11,525	Sun Communities, Inc.	1,462,177
31,136	UDR, Inc.	1,232,052
		7,978,113
	RETAIL - CONSUMER STAPLES - 0.4%
8,874	Sprouts Farmers Market, Inc.(a)	1,247,152

	RETAIL - DISCRETIONARY - 1.0%
9,786	Builders FirstSource, Inc.(a)	1,357,122
12,789	Genuine Parts Company	1,781,892
		3,139,014
	RETAIL REIT - 1.6%
29,869	Simon Property Group, Inc.	5,396,134

	SELF-STORAGE REIT - 0.9%
19,982	Extra Space Storage, Inc.	2,869,016

	SEMICONDUCTORS - 8.4%
13,633	Entegris, Inc.	1,141,627
12,249	KLA Corporation	10,681,128
12,363	Lattice Semiconductor Corporation(a)	820,656
48,442	Microchip Technology, Inc.	3,148,730

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 8.4% (Continued)
8,660	Monolithic Power Systems, Inc.	$ 7,237,682
39,831	ON Semiconductor Corporation(a)	1,975,219
13,410	Skyworks Solutions, Inc.	1,004,945
14,498	Teradyne, Inc.	1,714,244
		27,724,231
	SOFTWARE - 6.4%
4,366	CommVault Systems, Inc.(a)	814,892
30,144	Confluent, Inc., Class A(a)	598,660
68,379	Fortinet, Inc.(a)	5,386,213
5,508	Manhattan Associates, Inc.(a)	1,186,644
23,589	Nutanix, Inc., Class A(a)	1,585,417
9,990	Roper Technologies, Inc.	5,257,837
3,990	Tyler Technologies, Inc.(a)	2,245,891
15,057	Veeva Systems, Inc., Class A(a)	4,053,344
		21,128,898
	SPECIALTY FINANCE - 0.3%
146,908	UWM Holdings Corporation	837,376

	STEEL - 1.5%
19,963	Nucor Corporation	2,969,097
14,068	Steel Dynamics, Inc.	1,841,783
		4,810,880
	TECHNOLOGY HARDWARE - 6.6%
107,854	Arista Networks, Inc.(a)	14,727,464
11,859	Ciena Corporation(a)	1,114,390
8,259	Jabil, Inc.	1,691,691
27,166	Pure Storage, Inc., Class A(a)	2,108,353
49,220	Super Micro Computer, Inc.(a)	2,044,599
		21,686,497
	TECHNOLOGY SERVICES - 6.3%
39,749	CoStar Group, Inc.(a)	3,557,138
5,086	EPAM Systems, Inc.(a)	896,967
2,243	Fair Isaac Corporation(a)	3,413,039
16,278	Genpact Ltd.	738,045

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 6.3% (Continued)
6,834	MSCI, Inc.	$ 3,879,798
35,408	Paychex, Inc.	4,937,822
12,908	Verisk Analytics, Inc.	3,460,893
		20,883,702
	TRANSPORTATION & LOGISTICS - 1.3%
9,076	JB Hunt Transport Services, Inc.	1,315,929
19,116	Old Dominion Freight Line, Inc.	2,885,943
		4,201,872
	TRANSPORTATION EQUIPMENT - 1.4%
47,353	PACCAR, Inc.	4,734,353

	TOTAL COMMON STOCKS (Cost $289,813,035)	329,283,824

	TOTAL INVESTMENTS - 99.8% (Cost $289,813,035)	$ 329,283,824
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	538,450
	NET ASSETS - 100.0%	$ 329,822,274

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.